2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Basis Of Presentation And Significant Accounting Policies [Line Items]
Comprehensive loss adjustment due to correction of accounting for foreign currency matters in a prior period	$ 240,000
Accumulated other comprehensive loss adjustment due to correction of accounting for foreign currency matters in a prior period	310,000
Letter of credit	$ 66,000
Letter of credit purpose	Required for operating lease for office and laboratory space in Lexington, Massachusetts.
Impairment of indefinate lived intangible assets	$ 0	$ 0
Impairment of goodwill	0	0
Impairment of long-lived assets	$ 0	$ 0
Antidilutive shares	12,030,000	11,870,000
JSOP [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
JSOP awards issued	10,688,194